Right of use assets - Summary of Disclosure of Detailed Information About Right of Use Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Net book value, beginning of the year	£ 966	£ 1,071
Exchange adjustments	(9)	(36)
Additions through business combinations		79
Other additions	187	132
Depreciation	(225)	(214)
Disposals	(84)	(64)
Impairments	(3)	(2)
Reclassifications	(2)
Net book value, end of the year	830	966
Land and buildings [member]
Statement [line items]
Net book value, beginning of the year	821	907
Exchange adjustments	(11)	(28)
Additions through business combinations		66
Other additions	119	60
Depreciation	(152)	(145)
Disposals	(73)	(37)
Impairments	(3)	(2)
Reclassifications	(2)
Net book value, end of the year	699	821
Plant and equipment [member]
Statement [line items]
Net book value, beginning of the year	22	27
Exchange adjustments	1	(2)
Additions through business combinations		11
Other additions	2	1
Depreciation	(5)	(8)
Disposals	(2)	(20)
Reclassifications		13
Net book value, end of the year	18	22
Vehicles [member]
Statement [line items]
Net book value, beginning of the year	123	137
Exchange adjustments	1	(6)
Additions through business combinations		2
Other additions	66	71
Depreciation	(68)	(61)
Disposals	(9)	(7)
Reclassifications		(13)
Net book value, end of the year	£ 113	£ 123